Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Redeemable non-controlling interests
Opening balance	¥ 1,584,858		¥ 1,438,082	¥ 1,421,680
Net income attributable to redeemable non-controlling interest	48,804	$ 6,686	45,969	43,759
Settlement of derivative liabilities with shares			100,807
Impact from deconsolidation of a subsidiary due to loss of control				(27,357)
Adjustment of the redeemable non-controlling interest	5,325
Redeemable non-controlling interest arising from business acquisition	48,962
Transfer from redeemable non-controlling interest to non-controlling interest	(17,570)
Closing balance	¥ 1,670,379	$ 228,841	¥ 1,584,858	¥ 1,438,082